Controlled Entities (Tables)	12 Months Ended
Dec. 31, 2022
Controlled Entities Abstract
Schedule of entities controlled
Name of Subsidiary	Country of Incorporation	Principal Activities	Paid Up Capital	Percentage Owned
				2022	2021
CIMC Marketing Pty Limited	Australia	Management services & Investment holding	A$1	100% (Direct)	100% (Direct)
IMTE Asia Limited	Hong Kong	Dormant	HK$1	100% (Direct)	100% (Direct)
IMTE Malaysia Sdn. Bhd.*	Malaysia	Administrative services and sales of products	MYR 100	100% (Direct)	-
Itana Holdings Limited	Canada	Investment holding	US$1	100% (Direct)	100% (Direct)
Renfrew International Limited	United States	Manufacture of electronic glass	US$1	100% (Direct)	100% (Direct)
Lonsdale International Limited	United States	Investment holding	US$1	100% (Direct)	100% (Direct)
Merit Stone Limited*	British Virgin Islands	Investment holding	US$100	100% (Direct)	-
Ohho International Limited*	Canada	Sale of filter plates and air filter product	US$1,290	51% (Direct)	-

Name of Subsidiary	Country of Incorporation	Principal Activities	Paid Up Capital	Percentage Owned
				2022	2021
Ouction Digital Limited*	Canada	Provision of digital trading platform and sale of digital asset	US$1,666,666	60% (Direct)	-
World Integrated Supply Ecosystem Sdn. Bhd.*	Malaysia	Sales of Halal products	MYR 5,000,000	60% (Indirect)	-
Smartglass Limited#	Hong Kong	Manufacturing, sale and distribution of switchable glass and consultancy services	HK$8	-	100% (Direct)
Smart (Zhenjiang) Intelligent Technology Limited#	P.R.C	Marketing, manufacturing and sales of electronic glass	RMB 5,000,000	-	100% (Indirect)
Grand Dynasty Limited#	Hong Kong	Investment holding	HK$1	-	100% (Direct)
Grand Dynasty (Zhenjiang) Co., Limited#	P.R.C	Dormant	RMB 1	-	100% (Indirect)
IMTE Limited#	Hong Kong	Treasury and administrative services	HK$1	-	100% (Direct)
Sunup Holdings Limited#	Hong Kong	Manufacturing of filter plates	US$1,290	-	51% (Direct)
Sunup Korea Limited#	Hong Kong	Sale of filter plates and air filter products	US$0.13	-	51% (Indirect)
eGlass Technologies Ltd*#	Australia	Investment holding	US$11,617,008	-	-
Greifenberg Digital Limited^	Canada	Investment holding	US$2,087,000	-	40.75% (Direct)
Greifenberg Analytics Limited^	Canada	Online analytic financial research services	US$1	-	40.75% (Indirect)
Greifenberg Capital Limited^	Hong Kong	Dormant	HK$1	-	40.75% (Indirect)

*	Established during the year
#	Disposed during the year
^	Disposed and became an associated company during the year